PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
PROVISIONS
Schedule of provisions

	2017	2018	2019
	RMB	RMB	RMB

Balance as of January 1	36,918	39,407	42,007
Provision for the year	1,627	1,567	1,408
Accretion expenses	1,501	1,438	1,418
Decrease for the year	(467)	(598)	(2,439)
Exchange adjustments	(172)	193	44
Balance as of December 31	39,407	42,007	42,438